Transferred financial assets that are not derecognized in their entirety (Narrative) (Detail)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Proportion of transferred financial assets that were trading portfolio assets in exchange for cash	45.00%
Minimum haircut applied to transferred assets in securities lending and repurchase agreements	0.00%
Maximum haircut applied to transferred assets in securities lending and repurchase agreements	15.00%
UBS AG
Entity [Table]
Proportion of transferred financial assets that were trading portfolio assets in exchange for cash	45.00%
Minimum haircut applied to transferred assets in securities lending and repurchase agreements	0.00%
Maximum haircut applied to transferred assets in securities lending and repurchase agreements	15.00%